BORROWINGS Borrowings - - Additional Information (Details) (USD $)			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Maximum
Debt Instrument [Line Items]
Securities Sold under Agreements to Repurchase	$ 52,500,000	$ 65,000,000
Securities Sold under Agreements to Repurchase, Remaining Contractual Term			2 years
Assets Sold under Agreements to Repurchase, Interest Rate	3.49%	3.50%
Book value of FHLB collateral	$ 3,000,000,000